Costs and expenses by nature (Details 2) - General And Administrative Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Employee compensation	$ (865)	$ (834)	$ (749)
Materials, third-party services, rent and other related costs	(362)	(256)	(252)
Depreciation, depletion and amortization	(105)	(86)	(89)
Total	$ (1,332)	$ (1,176)	$ (1,090)